--------------------------------------------------------------------------------

LEBENTHAL
FUNDS, INC.

                                  Annual Report
                                November 30, 2000

                               [GRAPHIC OMITTED]

                                   LEBENTHAL
                          THE WORKHORSE OF INVESTMENTS.

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

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                                                120 Broadway, New York, NY 10271
LEBENTHAL                                                           212-425-6116
FUNDS, INC.                                 OUTSIDE NYC TOLL FREE 1-800-221-5822

================================================================================

Dear Shareholder:

For the twelve months ended November 30, 2000, Lipper Analytical Services, Inc. (Lipper) ranked the $130.6 million Lebenthal New York Fund (class A shares) 9 of the 108 NY funds listed as being peer funds. For the twelve months ended November 30, 2000, Lipper ranked the $4.3 million Lebenthal New York Fund (class B shares) 21 of the 108 NY peer funds. For the three years ended November 30, 2000, Lipper ranked the NY Fund (class A shares) 36 out of 95 peer funds. For the five years ended November 30, 2000, Lipper ranked the NY Fund (class A shares) 8 out of 83 peer funds.

For the twelve months ended November 30, 2000, Lipper ranked (a) the $9.2 million Lebenthal New Jersey Fund 2 of 60 New Jersey funds listed as being peer funds and (b) the $12.5 million Lebenthal Taxable Municipal Fund 1 of 180 taxable funds listed as being peer funds. For the three years ended November 30, 2000, Lipper ranked (a) the New Jersey Fund 18 of 55 New Jersey funds listed as being peer funds and (b) the Taxable Municipal Fund 11 out of 145 taxable funds listed as being peer funds. For the five years ended November 30, 2000, Lipper ranked (a) the New Jersey Fund 2 of 44 New Jersey funds listed as being peer funds and (b) the Taxable Municipal Fund 2 out of 115 taxable funds listed as being peer funds.

Total returns as provided by Lipper are historical and do not include any sales charges. Fees waived by the Lebenthal New Jersey and Lebenthal Taxable Municipal Bond Funds may have had a material effect on the total return figures.

The total return statistics of the Lebenthal funds for the year ended November 30, 2000, were 9.28% for the New York Fund A shares, 8.53% for the New York Fund B shares, 8.92% for the New Jersey Fund, and 12.20% for the Taxable Municipal Bond Fund. These figures do not reflect the maximum sales charges. Taking that into account, an investor who put $1,000 into each of the funds on December 1, 1999, reinvested the monthly dividends, and sold on November 30, 2000, would have offset the full sales charge and received $1,043.67 from the New York Fund A shares, $1,035.30 from New York Fund B shares, $1,040.16 from the New Jersey Fund, and $1,071.52 from the Taxable Municipal Fund.

The cumulative total return statistics of the Lebenthal funds for the three years ended November 30, 2000, were 12.16% for the New York Fund, 12.15% for the New Jersey Fund, and 18.25% for the Taxable Municipal Bond Fund. These figures do not reflect the maximum 4.5% sales charge. Taking that into account, an investor who put $1,000 into each of the funds on December 1, 1997, reinvested the monthly dividends, and sold on November 30, 2000, would have offset the full sales charge and still have received $1,071.15 from the New York Fund, $1,071.07 from the New Jersey Fund, and $1,129.31 from the Taxable Municipal Fund.

The cumulative total return of the Lebenthal New York Fund for the five years ended November 30, 2000, was 29.50% excluding the 4.5% maximum sales charge and 23.67% if the full 4.5% load had been paid on December 1, 1995. The cumulative total return of the Lebenthal New Jersey Fund for the five years ended November 30, 2000, was 29.66% excluding the 4.5% maximum sales charge and 23.82% if the full 4.5% load had been paid on December 1, 1995. The cumulative total return of the Lebenthal Taxable Municipal Bonds Fund for the five

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

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years ended November 30, 2000, was 39.41% excluding the 4.5% maximum sales charge and 33.14% if the full 4.5% load had been paid on December 1, 1995. All total return figures assume reinvestment of monthly dividends and capital gains and fluctuations in share prices.

The cumulative total return of each fund, assuming payment of a full 4.5% load or the full contingent deferred sales charge of 5% in the case of the B shares of the Lebenthal New York Fund, from inception through November 30, 2000, was
(a) 77.79% for the Lebenthal New York Municipal Bond Fund - class A shares (inception June 24, 1991); (b) 6.29% for the Lebenthal New York Municipal Bond Fund - class B (inception December 1, 1997) (c) 28.71% for the Lebenthal New Jersey Bond Fund (inception December 1, 1993); and (d) 55.72% for the Lebenthal Taxable Municipal Bond Fund (inception December 1, 1993).

The SEC yields of the funds at their November 30, 2000, offering prices were:
New York (class A), 4.61%; New York (class B), 4.35%; New Jersey, 4.95%; and Taxable Municipal, 6.63%. SEC yield quotations are based on investment income per share earned during a particular 30 day period, less expenses accrued during such period (net investment income), and are computed by dividing the fund's net investment income by its share price on the last day of the period in accordance with the formula prescribed by the SEC.

After a rocky beginning associated with Federal Reserve mandated increases in short-term interest rates and a skyrocketing equity market, most investment-grade fixed-income securities ended up doing extremely well last year. During the first four months of the Funds' fiscal year (December 1999-March 2000), the U.S. economy was growing above 5% annually and the stock market rose to all time peaks. To combat these two potentially inflationary conditions, the Federal Reserve repeatedly raised short-term interest rates contributing to a halving of both economic growth and the prices of many stocks. Now that annualized real U.S. economic growth is running around 2% and the stock market outlook is queasy, bond investors are assuming that the Federal Reserve will soon be aggressively lowering short-term interest rates and increasing liquidity in order to avoid a recession. Considering the weakness in the world economy, it is hard to envision a scenario where the bonds we own will not do well over the next year. In summary, we very much like owning bonds at current yield levels and believe that substantial capital appreciation could lie ahead.

Please be mindful that the information and statistics included in this commentary are not guaranteed. However, they have been obtained from reliable sources and are believed to be accurate.

Note: Past performance is no guarantee of the future. No assurance can be given that the funds will achieve their objectives. Share price and investment return will fluctuate, and on the day you sell, the value of your shares may be worth more or less than the original investment.

We thank you for the opportunity to be of service.

Very truly yours,


/s/ James L. Gammon

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

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LEBENTHAL NEW YORK MUNICIPAL BOND FUND - CLASS A
PERFORMANCE COMPARISON CHART

================================================================================

The following chart compares the performance of Lebenthal New York Municipal Bond Fund - Class A (with and without the 4.5% sales load), for the one year and since inception periods, against the Lehman Brothers Municipal Bond Index (Lehman Index) for the same time periods. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges, and does not reflect state-specific bond market performance.

                Lebenthal New York Municipal Bond Fund - Class A
                          Performance Comparison Chart

                            [MOUNTAIN GRAPH OMITTED]

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                                            Average Annual Total Return Since

                                    One       Five    Commencement of Operations
                                    Year      Year           June 24, 1991
Lebenthal New York - Class A
   Municipal Bond Fund:
   with sales load                  4.37%     4.34%             6.29%
   without sales load               9.28%     5.31%             6.80%
Lehman Index                        8.18%     5.50%             6.81%
--------------------------------------------------------------------------------

Past performance is not predictive of future performance.

================================================================================

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LEBENTHAL NEW YORK MUNICIPAL BOND FUND - CLASS B
PERFORMANCE COMPARISON CHART

================================================================================

The following chart compares the performance of Lebenthal New York Municipal Bond Fund - Class B (with and without the 5.0% back end contingent deferred sales load), for the one year and since inception periods, against the Lehman Brothers Municipal Bond Index (Lehman Index) for the same time periods. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges, and does not reflect state-specific bond market performance.

                Lebenthal New York Municipal Bond Fund - Class B
                          Performance Comparison Chart

                            [MOUNTAIN GRAPH OMITTED]

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                                               Average Annual Total Return Since
                                      One          Commencement of Operations
                                      Year             December 3, 1997
Lebenthal New York - Class B
   Municipal Bond Fund:
   with sales load                    3.53%                  2.06%
   without sales load                 8.53%                  2.96%
Lehman Index                          8.18%                  4.82%
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Past performance is not predictive of future performance.

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

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LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
PERFORMANCE COMPARISON CHART

================================================================================

The following chart compares the performance of Lebenthal New Jersey Municipal Bond Fund (with and without the 4.5% sales load), for the one year and since inception periods, against the Lehman Brothers Municipal Bond Index (Lehman Index) for the same time periods. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges, and does not reflect state-specific bond market performance.

                    Lebenthal New Jersey Municipal Bond Fund
                          Performance Comparison Chart

                            [MOUNTAIN GRAPH OMITTED]

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                                           Average Annual Total Return Since

                                   One         Five   Commencement of Operations
                                   Year        Year        December 1, 1993
Lebenthal New Jersey
   Municipal Bond Fund:
   with sales load                 4.02%       4.37%           3.67%
   without sales load              8.92%       5.33%           4.36%
Lehman Index                       8.18%       5.50%           5.68%
--------------------------------------------------------------------------------

Past performance is not predictive of future performance.

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

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LEBENTHAL TAXABLE MUNICIPAL BOND FUND
PERFORMANCE COMPARISON CHART

================================================================================

The following chart compares the performance of Lebenthal Taxable Municipal Bond Fund (with and without the 4.5% sales load), for the one year and since inception periods, against the Lehman Brothers Long Corporate Bond Index (Lehman Index) for the same time periods. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges.

                      Lebenthal Taxable Municipal Bond Fund
                          Performance Comparison Chart

                            [MOUNTAIN GRAPH OMITTED]

--------------------------------------------------------------------------------
                                           Average Annual Total Return Since

                                    One       Five    Commencement of Operations
                                    Year      Year         December 1, 1993
Lebenthal Taxable Municipal
   Bond Fund:
   with sales load                  7.15%     5.89%              6.53%
   without sales load              12.20%     6.87%              7.23%
Lehman Index                        6.75%     5.75%              6.33%
--------------------------------------------------------------------------------

Past performance is not predictive of future performance.

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

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LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 2000

================================================================================

                                                                                                                 Ratings
                                                                                                            ------------------
    Face                                                                                      Value                   Standard
   Amount                                                                                    (Note 1)       Moody's   & Poor's
-----------                                                                                  --------       -------   --------
MUNICIPAL BONDS (90.98%)
==============================================================================================================================
$  1,000,000   Chautauqua, New York Tobacco Asset Securitization Corporation,
               6.75%, due 07/01/40                                                           $1,011,620
   2,000,000   Dutchess County, New York IDA Civic Facility (Kaatsbaan International
               Dance Center), 6.125%, due 11/01/29                                            2,120,340                  AA
   5,125,000   Erie County, New York Tobacco Asset Securitization Corporation,-
               Series A, 6.25%, due 07/15/40                                                  5,028,753        A1         A
   2,945,000   Erie County, New York Tobacco Asset Securitization Corporation,-
               Series B, 6.75%, due 07/15/40                                                  2,924,562       Baa2       BBB
   3,250,000   Essex County, New York IDA Civic Facility (Moses Ludington Nursing
               Home), (FHA Insured), 6.375%, due 02/01/50                                     3,418,220                  AAA
   5,100,000   Monroe County New York Tobacco Asset Securitization Corporation,
               6.375%, due 06/01/35                                                           5,082,354        A1         A
   1,000,000   Monroe County, New York IDA (Southview Towers Project), (SONYMA
               Insured), Subject to AMT, 6.25%, due 02/01/31                                  1,030,630       Aa1
   1,285,000   Monroe County, New York IDA Civic Facility (DePaul Community Facility),
               (SONYMA Insured), 6.50%, due 02/01/24                                          1,351,049       Aa1
   2,000,000   New York City Housing Development Corporation, (Multifamily
               Housing)-Series E, (SONYMA Insured) , 6.25%, due 05/01/36                      2,048,400       Aa2         AA
   3,250,000   New York Counties Tobacco Trust I, 6.50%, due 06/01/35                         3,252,438        A1         A
   1,500,000   New York Counties Tobacco Trust I, 6.625%, due 06/01/42                        1,503,930        A1         A
 113,950,000   New York State Dormitory Authority-Series B, (FHA Insured), 0.00%*,
               due 08/15/40                                                                   9,381,504                  AAA
   1,000,000   New York State Dormitory Authority (Eger Health Care & Rehab
               Center), (FHA Insured), 6.10%, due 08/01/37                                    1,048,290       Aaa        AAA
   4,755,000   New York State Dormitory Authority (Geneva Nursing Home),
               (FHA Insured), 6.20%, due 08/01/35                                             4,957,420                   AA
     750,000   New York State Dormitory Authority (Grace Manor Health Care
               Facility), (SONYMA Insured), 6.15%, due 07/01/18                                 786,825       Aa1
   6,690,000   New York State Dormitory Authority (Highlands Living), (FHA Insured),
               6.60%, due 02/01/34                                                            7,155,825                   AA
   3,300,000   New York State Dormitory Authority (Jewish Geriatric-Long Island),
               (FHA Insured), 7.35%, due 08/01/29                                             3,611,784                  AAA
   2,730,000   New York State Dormitory Authority (Jewish Home of Central NY),
               (LOC-Onbank & Trust Co.), (MBIA Insured),C44 6.25%, due 07/01/25               2,869,257       Aaa

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                       See Notes to Financial Statements.

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LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2000

================================================================================

                                                                                                                 Ratings
                                                                                                            ------------------
    Face                                                                                      Value                   Standard
   Amount                                                                                    (Note 1)       Moody's   & Poor's
-----------                                                                                  --------       -------   --------
MUNICIPAL BONDS (Continued)
==============================================================================================================================
$  6,200,000   New York State Dormitory Authority (Methodist Hospital)-Series A,
               (AMBAC/FHA Insured), 6.05%, due 02/01/34                                      $ 6,455,316      Aaa       AAA
   5,190,000   New York State Dormitory Authority (Niagara Frontier Home), (FHA
               Insured), 6.40%, due 02/01/35                                                   5,426,975                AA
   3,400,000   New York State Dormitory Authority (Nottingham Retirement
               Community), (SONYMA Insured), 6.125%, due 07/01/25                              3,521,210      Aa1
   4,395,000   New York State Dormitory Authority (Nursing Home-Menorah
               Campus), (FHA Insured), 6.10%, due 02/01/37                                     4,574,184                AAA
   5,750,000   New York State Dormitory Authority (Nursing Home-St. Johns Health),
               (FHA Insured), 6.25%, due 02/01/36                                              6,031,290                AA
   2,330,000   New York State Dormitory Authority (Presbyterian Residential
               Community), (FHA Insured), 6.50%, due 08/01/34                                  2,451,999                AA
     780,000   New York State Dormitory Authority (Ryan/Clinton Community Health
               Center), (SONYMA Insured), 6.10%, due 07/01/19                                    823,563      Aa1
   1,000,000   New York State Dormitory Authority (St. Lukes Home Residential
               Health), (FHA Insured), 6.375%, due 08/01/35                                    1,046,390                AA
   2,400,000   New York State Dormitory Authority (WK Nursing Home), (FHA
               Insured), 6.125%, due 02/01/36                                                  2,491,392                AAA
     270,000   New York State Energy Research & Development Authority-Electric
               Facilities-(Long Island Lighting)-Series B, Unrefunded Balance,
               Subject to AMT, 7.15%, due 02/01/22                                               281,702      A2         A
     500,000   New York State Energy Research & Development Authority-Pollution
               Control-(Niagara Mohawk Power Corporation,), (FGIC Insured),
               6.625%, due 10/01/13                                                              517,385      Aaa       AAA
   1,990,000   New York State Housing Finance Agency (Housing Project Mortgage)-
               Series A, (FSA Insured), 6.125%, due 11/01/20                                   2,044,705      Aaa       AAA
   1,500,000   New York State Housing Finance Agency (Insured-Multifamily
               Mortgage)-Series C, (FHA Insured), 6.50%, due 08/15/24                          1,548,525      Aa2       AAA
   2,000,000   New York State Housing Finance Agency (Multifamily Housing)-
               Series D, (FHA Insured), 6.10%, due 11/15/36                                    2,031,520                AAA
   3,400,000   New York State Housing Finance Agency (Phillips Village Project)-
               Series A, (FHA/SONYMA Insured) , 7.75%, due 08/15/17                            3,622,564      A2
   6,750,000   New York State Medical Care Facilities Finance Agency-Series B,
               (FHA Insured), 6.60%, due 08/15/34                                              7,223,175      Aa2       AA

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

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LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2000

================================================================================

                                                                                                                 Ratings
                                                                                                            ------------------
    Face                                                                                       Value                  Standard
   Amount                                                                                     (Note 1)      Moody's   & Poor's
-----------                                                                                   --------      -------   --------
MUNICIPAL BONDS (Continued)
==============================================================================================================================
$  2,505,000   New York State Medical Care Facilities Finance Agency (Mortgage
               Project)-Series A, (FHA Insured), 6.50%, due 02/15/35                        $   2,646,407     Aa2       AA
   2,950,000   New York State Medical Care Facilities Finance Agency (Mortgage
               Project)-Series C, (FHA Insured), 6.375%, due 08/15/29                           3,069,770     Aa2       AA-
   5,000,000   New York State Medical Care Facilities Finance Agency (Mortgage
               Project)-Series E, (FHA Insured), 6.375%, due 02/15/35                           5,248,150     Aa2       AA
      60,000   New York State Medical Care Facilities Finance Agency, 7.30%,
               due 02/15/21                                                                        62,134     A3
   1,000,000   Niagara County, New York Tobacco Asset Securitization Corporation,
               6.25%, due 05/15/40                                                                978,480     A1
     600,000   Oneida County, New York IDA Civic Facility (Presbyterian Home), 6.10%,
               due 06/01/20                                                                       617,148     Aa3
   1,450,000   Oswego County New York Development Agency (Seneca Hill Project)-
               Series A, (FHA Insured), 5.65%, due 08/01/37                                     1,435,021               AA-
                                                                                            -------------
               Total Municipal Bonds (Cost $117,323,371)                                      122,732,206
                                                                                            -------------

   Shares
-----------
CLOSED-END FUNDS (9.64%)
==============================================================================================================================
     569,938   Muniholdings New York Insured Fund                                               6,839,256
      56,000   Muniholdings New York Insured Fund IV                                              672,000
     359,950   Muniyield New York Insured Fund                                                  4,319,400
      75,695   Van Kampen Trust Investment Grade New York Municipals                            1,168,542
                                                                                            -------------
               Total Closed-End Funds (Cost $13,421,136)                                       12,999,198
                                                                                            -------------

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2000

================================================================================

                                                                                                                 Ratings
                                                                                                            ------------------
    Face                                                                                        Value                 Standard
   Amount                                                                                      (Note 1)     Moody's   & Poor's
-----------                                                                                    --------     -------   --------
COMMERCIAL PAPER (.52%)
==============================================================================================================================
$    704,500   General Motors Acceptance Corporation, 6.51%, due 12/07/00                   $     704,500
                                                                                            -------------
               Total Commerical Paper (Cost $704,500)                                             704,500
                                                                                            -------------
               Total Investments (101.14%) (Cost $131,449,007)+                               136,435,904
               Liabilities in Excess of Cash and Other Assets (-1.14%)                         (1,541,110)
                                                                                            -------------
               Net Assets (100.00%)                                                         $ 134,894,794
                                                                                            =============

+     Aggregate cost for federal income tax purposes is $131,617,632.

      Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $5,433,297 and $615,025 respectively, resulting in net unrealized appreciation of $4,818,272.

*     Zero Coupon Bond

      KEY:

      AMBAC  = Ambac Indemnity Corporation
      AMT    = Alternative Minimum Tax
      FGIC   = Financial Guaranty Insurance Corporation
      FHA    = Federal Housing Administration
      FSA    = Financial Security Assurance, Inc.
      IDA    = Industrial Development Agency
      LOC    = Letter of Credit
      MBIA   = Municipal Bond Insurance Association
      SONYMA = State of New York Mortgage Agency

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 2000

================================================================================

                                                                                                                 Ratings
                                                                                                            ------------------
    Face                                                                                        Value                 Standard
   Amount                                                                                      (Note 1)     Moody's   & Poor's
-----------                                                                                    --------     -------   --------
MUNICIPAL BONDS (87.34%)
==============================================================================================================================
$    125,000   Cape May County, New Jersey Industrial Pollution Control
               Financing Authority, Atlantic City Electric Company Project A,
               (MBIA Insured), Subject to AMT, 7.20%, due 11/01/29                          $     136,264      Aaa       AAA
   1,000,000   Childrens Trust Fund Tobacco Settlement, 6.00%,
               due 07/01/26                                                                     1,002,970      Aa3        A
      70,000   Essex County, New Jersey Impt. Authority Orange School District-
               Series A, (MBIA Insured), 6.95%, due 07/01/14                                       78,087      Aaa       AAA
     100,000   Irvington, New Jersey Housing & Mortgage Finance Authority,
               (FHA Insured), 6.50%, due 02/01/24                                                 103,234                AAA
     300,000   Middlesex County, New Jersey Import Authority, 5.90%, due 09/15/21                 311,379      Aa3       A+
     100,000   New Jersey Economic Development Authority, Economic
               Development Revenue, American Airlines Inc. Project, 7.10%,
               due 11/01/31                                                                       101,803     Baa1      BBB-
     150,000   New Jersey Economic Development Authority, Economic
               Development Revenue, Refunding-Burlington Coat Factory,
               (LOC-First Union National Bank), 6.125%, due 09/01/10                              159,616      Aa3
      25,000   New Jersey Economic Development Authority, Economic
               Development Revenue, Refunding-Heath VLJ-96 Project,
               (LOC-First Union National Bank), 6.00%, due 05/01/16                                26,683                A+
     100,000   New Jersey Economic Development Authority, Economic
               Development Revenue, Unrefunded Balance-Heath VLG-96 Project,
               (LOC-First Union National Bank), 6.00%, due 05/01/16                               103,213                A+
     150,000   New Jersey Economic Development Authority, Economic
               Development Revenue, W.Y. Urban Holding Company,
               (LOC-Fleet Bank), Subject to AMT, 6.50%, due 06/01/15                              158,421                A+
     100,000   New Jersey Economic Development Authority, Economic Growth-
               Series D, (LOC-Fleet Bank), Subject to AMT, 6.55%, due 08/01/14                    105,788                A+
     100,000   New Jersey Economic Development Authority, N. J. American
               Water Co. Project A, (FGIC Insured), Subject to AMT, 6.875%,
               due 11/01/34                                                                       106,765      Aaa       AAA
     100,000   New Jersey Economic Development Authority, Pollution
               Control Revenue, PSE&G Company Project, (MBIA Insured),
               Subject to AMT, 6.40%, due 05/01/32                                                104,892      Aaa       AAA
      25,000   New Jersey Health Care Facilities Financing Authority, Capital
               Health System Obligated Group, 5.25%, due 07/01/27                                  18,111     Baa2      BBB-

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS  (CONTINUED)
NOVEMBER 30, 2000

================================================================================

                                                                                                                 Ratings
                                                                                                            ------------------
    Face                                                                                        Value                 Standard
   Amount                                                                                      (Note 1)     Moody's   & Poor's
-----------                                                                                    --------     -------   --------
MUNICIPAL BONDS (Continued)
==============================================================================================================================
$    150,000   New Jersey Health Care Facilities Financing Authority, Hackensack
               University Medical Center, 6.00%, due 01/01/25                               $   151,573       A3
     125,000   New Jersey Health Care Facilities Financing Authority-
               General Hospital Center at Passaic, (FSA Insured), 6.75%, due 07/01/19           143,563       Aaa        AAA
     150,000   New Jersey Health Care Facilities Financing Authority, Robert Wood
               Johnson University Hospital, 5.75%, due 07/01/25                                 149,014       A1         A+
     150,000   New Jersey Health Care Facilities Financing Authority, Saint
               Joseph's Hospital & Medical Center, (Connie Lee Insured), 6.00%,
               due 07/01/26                                                                     155,250                  AAA
     500,000   New Jersey State Education Facilities Authority, Beth Medrash
               Govoha America, 6.375%, due 07/01/30                                             494,065      Baa3
      90,000   New Jersey State Education Facilities Authority, Monmouth University-
               Series C, 5.40%, due 07/01/06                                                     91,556      Baa2        BBB
     100,000   New Jersey State Education Facilities Authority, New Jersey Institute
               Tech Issue-Series A, (MBIA Insured), 6.00%, due 07/01/24                         103,487       Aaa        AAA
     150,000   New Jersey State Education Facilities Authority, Trenton State College -
               Series E, (AMBAC Insured), 6.00%, due 07/01/19                                   154,020       Aaa        AAA
      50,000   New Jersey State Higher Education Assistance Authority, Student Loan-
               Series A, (AMBAC Insured), Subject to AMT, 5.30%, due 06/01/17                    49,244       Aaa        AAA
     250,000   New Jersey State Highway Authority, Garden State Parkway, 5.625%,
               due 01/01/30                                                                     252,968       A1         AA-
     150,000   New Jersey State Housing & Mortgage Finance Agency, Home Buyers-
               Series O, (MBIA Insured), Subject to AMT, 6.35%, due 10/01/27                    154,673       Aaa        AAA
     100,000   New Jersey State Housing & Mortgage Finance Agency, MHRB-
               Series A, (AMBAC Insured), Subject to AMT, 6.25%, due 05/01/28                   102,253       Aaa        AAA
     125,000   New Jersey State Housing & Mortgage Finance Agency,
               MHRB Refunding-Presidential Plaza, (FHA Insured), 7.00%,
               due 05/01/30                                                                     129,681                  AAA
     300,000   New Jersey State Housing & Mortgage Finance Agency, MHRB-
               Series A, (AMBAC/FHA Insured), 6.05%, due 11/01/20                               305,271       Aaa        AAA
     300,000   New Jersey State Housing & Mortgage Finance Agency, MHRB-
               Series B, (FSA Insured), 6.15%, due 11/01/20                                     310,224       Aaa        AAA
     125,000   New Jersey State Housing & Mortgage Finance Agency, Series A,
               (HUD Section 8 Insured), 6.95%, due 11/01/13                                     130,361                  A+
     400,000   New Jersey State Transit Corporation-Series B, (AMBAC Insured),
               5.50%, due 02/01/11                                                              404,852       Aaa        AAA

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2000

================================================================================

                                                                                                                 Ratings
                                                                                                            ------------------
    Face                                                                                        Value                 Standard
   Amount                                                                                      (Note 1)     Moody's   & Poor's
-----------                                                                                    --------     -------   --------
MUNICIPAL BONDS (Continued)
==============================================================================================================================
$    140,000   Newark, New Jersey Housing Finance Corporation Mortgage,
               Refunding-HUD Section 8-Manor Apartments-Series A, (FHA Insured),
               7.50%, due 02/15/24                                                          $    148,880                AAA
     650,000   Port Authority of New York & New Jersey Special Obligation,
               JFK International Air Terminal-Series 6, Subject to AMT,
               (MBIA Insured), 5.75%, due 12/01/22                                               664,190      Aaa       AAA
     800,000   Port Authority of New York & New Jersey, One Hundred Ninth Series,
               (MBIA Insured), 5.375%, due 01/15/32                                              788,640      Aaa       AAA
     300,000   Puerto Rico AES Project, 6.625%, due 06/01/26                                     309,384     Baa2       BBB
     150,000   Puerto Rico Electric Power Authority-Series HH, (FSA Insured),
               5.25%, due 07/01/29                                                               147,378      Aaa       AAA
      70,000   Puerto Rico Housing Bank & Finance Agency, Single Family Mortgage,
               Affordable Housing Mortgage-Portfolio I, (GNMA/FNMA/FHLMC Insured),
               Subject to AMT, 6.25%, due 04/01/29                                                71,088      Aaa       AAA
     100,000   University of Puerto Rico Revenue-Series O, (MBIA Insured),
               5.375%, due 06/01/30                                                               99,341      Aaa       AAA
                                                                                            ------------
               Total Municipal Bonds (Cost $7,694,319)                                         8,028,182
                                                                                            ------------

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2000

================================================================================

                                                                                                                 Ratings
                                                                                                            ------------------
                                                                                                Value                 Standard
   Shares                                                                                      (Note 1)     Moody's   & Poor's
-----------                                                                                    --------     -------   --------
CLOSED-END FUNDS (10.19%)
==============================================================================================================================
      27,782   Muniholdings New Jersey Insured Fund                                         $     321,229
      27,476   Muniholdings New Jersey Insured Fund IV                                            343,450
      21,214   Muniyield New Jersey Fund                                                          271,804
                                                                                            -------------
Total Closed-End Funds (Cost $984,170)                                                            936,483
                                                                                            -------------
Total Investments (97.53%) (Cost $8,678,489)+                                                   8,964,665
Cash and Other Assets, Net of Liabilities (2.47%)                                                 226,873
                                                                                            -------------
Net Assets (100.00%)                                                                        $   9,191,538
                                                                                            =============

+     Aggregate cost for federal income tax purposes is identical.

      Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $345,454 and $59,278 respectively, resulting in net unrealized appreciation of $286,176.

      KEY:

      AMBAC = Ambac Indemnity Corporation
      AMT   = Alternative Minimum Tax
      FGIC  = Financial Guaranty Insurance Corporation
      FHA   = Federal Housing Administration
      FHLMC = Federal Home Loan Mortgage Corporation
      FNMA  = Federal National Mortgage Association
      FSA   = Financial Security Assurance, Inc.
      GNMA  = Government National Mortgage Association
      HUD   = Department of Housing and Urban Development
      LOC   = Letter of Credit
      MBIA  = Municipal Bond Insurance Association
      MHRB  = Multi-family Housing Revenue Bond

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 2000

================================================================================

                                                                                                                 Ratings
                                                                                                            ------------------
    Face                                                                                        Value                 Standard
   Amount                                                                                      (Note 1)     Moody's   & Poor's
-----------                                                                                    --------     -------   --------
MUNICIPAL BONDS (88.50%)
==============================================================================================================================
$    150,000   All Saints Health System, (MBIA Insured), 9.00%, due 08/15/24                $    160,072      Aaa        AAA
     385,000   Baltimore, Maryland-Series B, General Obligation, (FGIC Insured),
               7.90%, due 10/15/16                                                               399,299      Aaa        AAA
   1,100,000   Bastrop, Texas Economic Development Corporation, Sales Tax, 8.00%,
               due 08/15/16                                                                    1,094,929                BBB+
     300,000   Bridgeport, Connecticut Taxable Pension Bonds, General Obligation,
               (FGIC Insured), 7.64%, due 01/15/30                                               308,970      Aaa        AAA
     100,000   Buffalo, New York-Series F, (AMBAC Insured), 9.05%, due 02/01/15                  101,324      Aaa        AAA
     240,000   California Housing Finance Agency, Multi-family Housing-
               Series C, (AMBAC Insured), 8.10%, due 02/01/37                                    250,685      Aaa        AAA
     985,000   Compton, California Community Redevelopment Agency-Series C,
               Tax Allocation, (FSA Insured), 0.00%*, due 08/01/22                               205,274      Aaa        AAA
     100,000   Connecticut State Development Authority-Sub Series B1, 8.50%,
               due 08/15/14                                                                      107,591                 A+
     150,000   Connecticut State Health and Educational Facilities Authority,
               Maefair Health Care, 9.20%, due 11/01/24                                          174,711      A1         AA
     150,000   Connecticut State Health and Educational Facilities Authority,
               Shady Knoll Center, 8.90%, due 11/01/24                                           168,740      A1         AA
     255,000   Connecticut State Housing Finance Authority-Series F, 9.25%,
               due 05/15/27                                                                      274,377      Aa2        AA
     200,000   Connecticut State Housing Finance Authority-Series G, 7.625%,
               due 05/15/21                                                                      200,066      Aa2        AA
     250,000   Cuyahoga County, Ohio Economic Development, Gateway Arena Project-
               Series A, 8.625%, due 06/01/22                                                    271,223      AA3
     475,000   Detroit, Michigan Downtown Development Authority Tax Increment
               Revenue, Taxable-Dev. Area No. 1 Project-B, (MBIA Insured), 6.68%,
               due 07/01/28                                                                      436,948      Aaa        AAA
     200,000   Florida Housing Finance Agency, Mariner Club-K-2, (AMBAC Insured),
               8.25%, due 09/01/15                                                               212,200      Aaa        AAA
     365,000   Harrisburg, Pennsylvania Redevelopment Authority-Series A,
               (FSA Insured), 0.00%*, due 05/01/19                                                95,385                 AAA
     425,000   Harrisburg, Pennsylvania Resource Recovery Authority-Series B,
               (FSA Insured), 8.05%, due 09/01/25                                                430,716      Aaa        AAA
     150,000   Idaho Housing Agency, (HUD Section 8 Insured), 8.50%, due 07/01/09                159,258       A
     150,000   Illinois Housing Development Authority, Affordable Housing Project,
               (AMBAC Insured), 8.64%, due 12/01/21                                              160,959      Aaa        AAA

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2000

================================================================================

                                                                                                                 Ratings
                                                                                                            ------------------
    Face                                                                                        Value                 Standard
   Amount                                                                                      (Note 1)     Moody's   & Poor's
-----------                                                                                    --------     -------   --------
MUNICIPAL BONDS (Continued)
==============================================================================================================================
$    715,000   Long Island, New York, College Hospital Revenue-Series B,
               (FHA Insured), 8.90%, due 08/15/30                                           $  751,915        Aa2        AAA
     100,000   Manatee County, Florida Housing Finance Authority, Single Family-
               Series 1, (GNMA Collateralized), 8.10%, due 11/01/32                            101,604        Aaa
     325,000   Maryland State Community Development Administration,
               Multi-family Housing-Series F, 9.10%, due 05/15/10                              349,011        Aa3
     150,000   Memorial Health System, Illinois, (MBIA Insured), 8.375%,
               due 10/01/20                                                                    160,992        Aaa        AAA
     200,000   Michigan State Housing Development Authority-Series A,
               (AMBAC Insured), 8.30%, due 11/01/15                                            214,344        Aaa        AAA
      30,000   Minnesota State Housing Finance Agency, Rental Housing-
               Series B, 8.00%, due 02/01/18                                                    31,124                   AA
      40,000   Minnesota State Housing Finance Agency, Single Family Mortgage-
               Series G, 8.05%, due 01/01/12                                                    41,423        Aa1        AA+
      55,000   New Hampshire State Housing and Finance Authority, Single Family-
               Series C, 9.40%, due 07/01/14                                                    57,032        Aa2
     240,000   New Jersey State Housing and Mortgage Finance Agency,
               Rental Housing-Series E, 8.95%, due 11/01/12                                    254,213                   A+
     680,000   New York State Dormitory Authority, Highland Hospital-
               Series B, (MBIA/FHA Insured), 7.45%, due 08/01/35                               681,510        Aaa        AAA
     300,000   New York State Housing Finance Agency, Multi-family Housing-
               Series B, (FHA Insured), 8.25%, due 05/15/35                                    318,384                   AAA
     350,000   New York State Housing Finance Agency, Multi-family Housing-
               Series C, (FHA Insured), 8.11%, due 11/15/38                                    365,901                   AAA
     110,000   New York State Housing Finance Agency, Service Contract Obligation-
               Series B, 8.60%, due 03/15/04                                                   115,371        Baa1       AA-
     270,000   Pittsburgh, Pennsylvania Pension-Series A, General Obligation,
               (FGIC Insured), 6.50%, due 03/01/15                                             252,833        Aaa        AAA
     100,000   Pittsburgh, Pennsylvania Urban Redevelopment Authority,
               (FSA Insured), 9.07%, due 09/01/14                                              109,374        Aaa        AAA
     225,000   Sacramento County, California-Series A, (MBIA Insured), 7.68%,
               due 08/15/21                                                                    230,969        Aaa        AAA
     120,000   Southeastern Pennsylvania Transit Authority-Series B, (FGIC Insured),
               8.75%, due 03/01/20                                                             129,893        Aaa        AAA
     300,000   Tampa, Florida Sports Authority, Hillsboro Arena Project,
               (MBIA Insured), 8.07%, due 10/01/26                                             319,152        Aaa        AAA

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2000

================================================================================

                                                                                                                 Ratings
                                                                                                            ------------------
    Face                                                                                        Value                 Standard
   Amount                                                                                      (Note 1)     Moody's   & Poor's
-----------                                                                                    --------     -------   --------
MUNICIPAL BONDS (Continued)
==============================================================================================================================
$    375,000   Texas State Dept of Housing and Community Affairs-Series C-1,
               (MBIA Insured), 7.76%, due 09/01/17                                          $    382,988       Aaa       AAA
     295,000   Texas State, Veterans Housing, General Obligation, 7.35%, due 12/01/21            294,360       Aa1       AA
     500,000   University of New Mexico, Certificates of Participation, (MBIA Insured),
               8.00%, due 06/30/25                                                               512,465       Aaa       AAA
     175,000   Wisconsin Housing & Economic Development Authority-
               Series H, 7.875%, due 03/01/26                                                    178,845       Aa2       AA
                                                                                            ------------
               Total Municipal Bonds (Cost $10,681,900)                                       11,066,430
                                                                                            ------------

   Shares
-----------
CLOSED-END FUNDS (10.07%)
==============================================================================================================================
      97,000   Blackrock Income Trust                                                            624,437
      75,250   Hyperion Total Return Fund Incorporated                                           634,922
                                                                                            ------------
               Total Closed-End Funds (Cost $1,237,291)                                        1,259,359
                                                                                            ------------

   Face
  Amount
-----------
COMMERCIAL PAPER (4.36%)
==============================================================================================================================
$    137,400   Ford Motor Credit Corporation, 6.47%, due 12/1/00                                 137,400
     407,300   General Motors Acceptance Corporation, 6.51%, due 12/7/00                         407,300
                                                                                            ------------
               Total Commercial Paper (Cost $544,700)                                            544,700
                                                                                            ------------
               Total Investments (102.93%) (Cost $12,463,891)+                                12,870,489
               Liabilities in Excess of Cash and Other Assets (-2.93%)                         (366,434)
                                                                                            ------------
               Net Assets (100.00%)                                                         $ 12,504,055
                                                                                            ============

+     Aggregate cost for federal income tax purposes is $12,483,215.

      Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $429,064 and $41,790 respectively, resulting in net unrealized appreciation of $387,274.

*     Zero Coupon Bond

      KEY:

      AMBAC = Ambac Indemnity Corporation
      FGIC  = Financial Guaranty Insurance Corporation
      FHA   = Federal Housing Administration
      FSA   = Financial Security Assurance, Inc.
      GNMA  = Government National Mortgage Association
      HUD   = Department of Housing and Urban Development
      MBIA  = Municipal Bond Insurance Association

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2000

================================================================================

                                                           Lebenthal New York   Lebenthal New Jersey  Lebenthal Taxable
                                                                Municipal            Municipal            Municipal
                                                                Bond Fund            Bond Fund            Bond Fund
                                                           ------------------   --------------------  -----------------
ASSETS
Investment in securities, at value (cost $131,449,007,
   $8,678,489 and $12,463,891, respectively) ..........       $ 136,435,904        $   8,964,665        $  12,870,489
Cash ..................................................                  27                3,077                   75
Receivables:
     Securities sold ..................................           2,592,986               51,958               20,730
     Capital shares sold ..............................             503,251               49,281               28,812
     Interest and dividends ...........................           1,922,139              119,371              202,411
     Due from Manager .................................                  --               54,631               34,598
                                                              -------------        -------------        -------------
       Total assets ...................................         141,454,307            9,242,983           13,157,115
                                                              -------------        -------------        -------------
LIABILITIES
Payables:
     Securities purchased .............................           5,654,385                   --              526,968
     Capital shares redeemed ..........................             352,967                   --               54,194
     Dividends declared ...............................             357,527               25,680               47,145
     Distribution fee payable (Note 3) ................              38,870                   --                   --
     Management fee payable (Note 2) ..................              25,040                1,887                2,525
     Administration fee payable .......................              24,964                1,589                2,196
Accrued expenses and other liabilities ................             105,760               22,289               20,032
                                                              -------------        -------------        -------------
       Total liabilities ..............................           6,559,513               51,445              653,060
                                                              -------------        -------------        -------------
NET ASSETS ............................................       $ 134,894,794        $   9,191,538        $  12,504,055
                                                              =============        =============        =============
NET ASSETS consist of:
Par value .............................................       $      17,037        $       1,366        $       1,760
Paid in capital .......................................         134,037,879            9,494,566           12,585,960
Undistributed (Overdistributed) net investment income .              22,048                 (134)              13,590
Accumulated net realized loss on investments ..........          (4,169,067)            (590,436)            (503,853)
Unrealized appreciation on investments--net ...........           4,986,897              286,176              406,598
                                                              -------------        -------------        -------------
       Total net assets ...............................       $ 134,894,794        $   9,191,538        $  12,504,055
                                                              =============        =============        =============
CLASS A
Net Assets ............................................       $ 130,594,765        $   9,191,538        $  12,504,055
Shares outstanding (Note 4) ...........................          16,494,606            1,365,742            1,759,868
Net asset value and redemption price per share ........       $        7.92        $        6.73        $        7.11
Maximum offering price per share* .....................       $        8.29        $        7.05        $        7.45
CLASS B
Net Assets ............................................       $   4,300,029        $          --        $          --
Shares outstanding (Note 4) ...........................             542,813                   --                   --
Net asset value and offering price per share** ........       $        7.92        $          --        $          --

* The sales charge for Class A shares is 4.5% of the offering price on a single sale of less than $50,000, reduced on sales of $50,000 or more and certain other sales.

** Class B shares are sold without an initial sales charge, but are subject to a 5% contingent deferred sales charge if shares are redeemed within 11 months, reduced on shares held over 12 months.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED NOVEMBER 30, 2000

================================================================================

                                                            Lebenthal New York   Lebenthal New Jersey   Lebenthal Taxable
                                                                 Municipal            Municipal             Municipal
                                                                 Bond Fund            Bond Fund             Bond Fund
                                                            ------------------   --------------------   -----------------
INVESTMENT INCOME
Income:
   Interest ..........................................         $  7,604,221          $    471,716          $    946,364
   Dividends .........................................              609,641                45,802                89,731
                                                               ------------          ------------          ------------
     Total income ....................................            8,213,862               517,518             1,036,095
                                                               ------------          ------------          ------------
Expenses:
   Management fee (Note 2) ...........................              304,083                21,609                31,775
   Distribution fee:
     Class A (Note 3) ................................              322,959                21,609                31,775
     Class B (Note 3) ................................               41,081                    --                    --
   Shareholder servicing fees:
     Class A .........................................               85,901                30,737                32,480
     Class B .........................................               29,692                    --                    --
   Administration fee ................................              151,003                 9,345                12,538
   Printing ..........................................               42,663                 4,052                 5,942
   Custodian fee .....................................               34,811                 5,650                 4,237
   Interest ..........................................                1,804                   623                 2,744
   Legal and compliance fees .........................               69,114                 7,055                 5,866
   Auditing and accounting fees ......................               79,595                34,710                37,726
   Directors' fees ...................................                6,048                   411                   495
   Registration fees:
     Class A .........................................               13,646                 1,047                 4,316
     Class B .........................................                5,013                    --                    --
   Other .............................................               20,289                 1,835                 3,910
                                                               ------------          ------------          ------------
     Total expenses ..................................            1,207,702               138,683               173,804
   Less: Reimbursement of expenses by Manager (Note 2)                   --               (51,409)              (26,727)
     Fees waived by Distributor (Note 3) .............              (33,932)              (21,609)              (31,775)
     Fees paid indirectly (Note 1) ...................               (1,746)                 (838)                 (911)
                                                               ------------          ------------          ------------
   Net expenses ......................................            1,172,024                64,827               114,391
                                                               ------------          ------------          ------------
Net investment income ................................            7,041,838               452,691               921,704
                                                               ------------          ------------          ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments .....................           (2,544,078)             (180,441)              (18,239)
Change in unrealized appreciation / depreciation of
   investments .......................................            7,253,340               464,212               532,351
                                                               ------------          ------------          ------------
Net realized and unrealized gain on investments ......            4,709,262               283,771               514,112
                                                               ------------          ------------          ------------
Increase in net assets from operations ...............         $ 11,751,100          $    736,462          $  1,435,816
                                                               ============          ============          ============

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED NOVEMBER 30, 2000 AND 1999

================================================================================

                                                     Lebenthal New York Municipal               Lebenthal New Jersey Municipal
                                                              Bond Fund                                    Bond Fund
                                                 -----------------------------------         ------------------------------------
                                                      2000                  1999                   2000                  1999
                                                 -------------         -------------          -------------         -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income .................       $   7,041,838         $   7,413,164          $     452,691         $     454,352
   Net realized loss on
     investments .........................          (2,544,078)           (1,610,400)              (180,441)             (182,005)
   Change in unrealized
     appreciation / depreciation of
     investments .........................           7,253,340           (12,965,286)               464,212              (755,797)
                                                 -------------         -------------          -------------         -------------
   Increase (Decrease) in net assets
     from operations .....................          11,751,100            (7,162,522)               736,462              (483,450)
Dividends from net investment
   income:
     Class A shares ......................          (6,853,545)*          (7,273,696)**            (452,691)*            (454,352)**
     Class B shares ......................            (189,125)*            (139,468)**                  --                    --
Dividends from net realized gain
   on investments:
     Class A shares ......................                  --            (1,761,311)                    --                    --
     Class B shares ......................                  --               (34,360)                    --                    --
Capital share transactions
   (Note 4) ..............................          (8,579,852)            4,663,837                 (2,797)              806,223
                                                 -------------         -------------          -------------         -------------
Total increase (decrease) ................          (3,871,422)          (11,707,520)               280,974              (131,579)
Net assets:
   Beginning of period ...................         138,766,216           150,473,736              8,910,564             9,042,143
                                                 -------------         -------------          -------------         -------------
   End of period (1) .....................       $ 134,894,794         $ 138,766,216          $   9,191,538         $   8,910,564
                                                 =============         =============          =============         =============
(1) Includes Undistributed
     (Overdistributed)
     Net Investment Income ...............       $      22,048         $       9,065          $        (134)        $        (152)
                                                 =============         =============          =============         =============

(Unaudited Information)

* 98.45% and 94.88% designated as exempt interest dividends for federal income tax purposes for New York Municipal Bond Fund and New Jersey Municipal Bond Fund, respectively.

** 98.47% and 98.39% designated as exempt interest dividends for federal income tax purposes for New York Municipal Bond Fund and New Jersey Municipal Bond Fund, respectively.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED NOVEMBER 30, 2000 AND 1999

================================================================================

                                                                            Lebenthal Taxable Municipal
                                                                                    Bond Fund
                                                                         --------------------------------
                                                                             2000                1999
                                                                         ------------        ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income .........................................       $    921,704        $  1,056,175
   Net realized loss on investments ..............................            (18,239)           (152,602)
   Change in unrealized appreciation / depreciation of investments            532,351          (1,866,190)
                                                                         ------------        ------------
   Increase (Decrease) in net assets from operations .............          1,435,816            (962,617)
Dividends from net investment income .............................           (921,704)         (1,056,175)
Capital share transactions (Note 4) ..............................         (1,496,692)         (2,283,652)
                                                                         ------------        ------------
   Total decrease ................................................           (982,580)         (4,302,444)
Net assets:
   Beginning of period ...........................................         13,486,635          17,789,079
                                                                         ------------        ------------
   End of period (1) .............................................       $ 12,504,055        $ 13,486,635
                                                                         ============        ============
(1) Includes Undistributed Net Investment Income .................       $     13,590        $         --
                                                                         ============        ============

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period:

================================================================================

                                                                            Lebenthal New York
                                                                       Municipal Bond Fund--Class A
                                                 -----------------------------------------------------------------------------
                                                                           Year Ended November 30,
                                                 -----------------------------------------------------------------------------
                                                    2000             1999            1998             1997             1996
                                                 ---------        ---------        ---------        ---------        ---------
Per Share Operating Performance:
Net asset value, beginning of period .....       $    7.64        $    8.53        $    8.32        $    8.09        $    7.99
                                                 ---------        ---------        ---------        ---------        ---------
Income from investment operations:
Net investment income ....................            0.41             0.41             0.42             0.42             0.41
Net realized and unrealized gain (loss) on
   investments ...........................            0.28            (0.79)            0.21             0.23             0.10
                                                 ---------        ---------        ---------        ---------        ---------
Total from investment operations .........            0.69            (0.38)            0.63             0.65             0.51
                                                 ---------        ---------        ---------        ---------        ---------
Less distributions:
Dividends from net investment income .....           (0.41)           (0.41)           (0.42)           (0.42)           (0.41)
Distributions from net realized gain on
   investments ...........................              --            (0.10)              --               --               --
                                                 ---------        ---------        ---------        ---------        ---------
Total distributions ......................           (0.41)           (0.51)           (0.42)           (0.42)           (0.41)
                                                 ---------        ---------        ---------        ---------        ---------
Net asset value, end of period ...........       $    7.92        $    7.64        $    8.53        $    8.32        $    8.09
                                                 =========        =========        =========        =========        =========
Total Return
   (without deduction of sales load) .....            9.28%           (4.69)%           7.69%            8.27%            6.63%*
Ratios/Supplemental Data
Net assets, end of period (000) ..........       $ 130,595        $ 134,857        $ 147,673        $ 134,144        $ 122,611
Ratio to average net assets:
   Expenses ..............................            0.86%**          0.76%**          0.76%**          0.89%**          1.09%
   Net investment income .................            5.30%            5.00%            4.92%            5.16%            5.17%
Portfolio turnover .......................           65.05%           59.91%           66.04%           60.80%           45.92%

* Includes the effect of a capital contribution from the Fund's Manager. Without the capital contribution the total return would have been 6.24%.

**    Includes fees paid indirectly of less than 0.01% of average net assets.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of capital stock outstanding throughout each period:

================================================================================

                                                                        Lebenthal New York
                                                                   Municipal Bond Fund--Class B
                                                           -------------------------------------------
                                                                      Year Ended November 30,
                                                           -------------------------------------------
                                                              2000             1999             1998*
                                                           ---------        ---------        ---------
Per Share Operating Performance:
Net asset value, beginning of period ..............        $    7.64        $    8.54        $    8.34
                                                           ---------        ---------        ---------
Income from investment operations:
Net investment income .............................             0.36             0.34             0.33
Net realized and unrealized gain on investments ...             0.28            (0.80)            0.20
                                                           ---------        ---------        ---------
Total from investment income ......................             0.64            (0.46)            0.53
                                                           ---------        ---------        ---------
Less distributions:
Dividends from net investment income ..............            (0.36)           (0.34)           (0.33)
Distributions from net realized gain on investments               --            (0.10)              --
                                                           ---------        ---------        ---------
   Total distributions ............................            (0.36)           (0.44)           (0.33)
                                                           ---------        ---------        ---------
Net asset value, end of period ....................        $    7.92        $    7.64        $    8.54
                                                           =========        =========        =========
Total Return (1)
   (without deduction of sales load) ..............             8.53%           (5.57)%           6.48%
Ratios/Supplemental Data
Net assets, end of period (000) ...................        $   4,300        $   3,909        $   2,801
Ratios to average net assets:
   Expenses +(2) ..................................             1.55%**          1.55%**          1.55%**
   Net investment income (2) ......................             4.60%            4.21%            3.95%
Portfolio turnover ................................            65.05%           59.91%           66.04%

(1)   Not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

*     Class commenced operations on December 3, 1997.

**    Includes fees paid indirectly of less than 0.01% of average net assets.

+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average assets would have been 2.38%, 2.38% and 4.58% for the year ended November 30, 2000, 1999 and 1998, respectively.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of capital stock outstanding throughout each period:

================================================================================

                                                                               Lebenthal New Jersey
                                                                               Municipal Bond Fund
                                                   =========================================================================
                                                                             Year Ended November 30,
                                                   -------------------------------------------------------------------------
                                                      2000           1999            1998            1997            1996
                                                   ---------       ---------       ---------       ---------       ---------
Per Share Operating Performance:
Net asset value, beginning of period .....         $    6.51       $    7.20       $    6.97       $    6.74       $    6.70
                                                   ---------       ---------       ---------       ---------       ---------
Income from investment operations:
Net investment income ....................              0.34            0.34            0.35            0.35            0.36
Net realized and unrealized gain (loss) on
   investments ...........................              0.22           (0.69)           0.23            0.23            0.04
                                                   ---------       ---------       ---------       ---------       ---------
Total from investment operations .........              0.56           (0.35)           0.58            0.58            0.40
                                                   ---------       ---------       ---------       ---------       ---------
Less distributions:
Dividends from net investment income .....             (0.34)          (0.34)          (0.35)          (0.35)          (0.36)
                                                   ---------       ---------       ---------       ---------       ---------
Total distributions ......................             (0.34)          (0.34)          (0.35)          (0.35)          (0.36)
                                                   ---------       ---------       ---------       ---------       ---------
Net asset value, end of period ...........         $    6.73       $    6.51       $    7.20       $    6.97       $    6.74
                                                   =========       =========       =========       =========       =========
Total Return
   (without deduction of sales load) .....              8.92%          (5.07)%          8.47%           8.84%           6.18%
Ratios/Supplemental Data
Net assets, end of period (000) ..........         $   9,192       $   8,911       $   9,042       $   6,122       $   5,182
Ratio to average net assets:
   Expenses+ .............................              0.75%*          0.71%*          0.60%*          0.70%*          0.63%*
   Net investment income .................              5.24%           4.84%           4.87%           5.12%           5.37%
Portfolio turnover .......................             90.39%          52.66%          31.81%          57.19%          28.56%

+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.60%, 1.45%, 1.60%, 2.57%, and 3.20%, for the years ended November 30, 2000, 1999,
      1998, 1997, and 1996, respectively.

* Includes fees paid indirectly of 0.01%, 0.01%, 0.02%, 0.02%, and 0.03% of average net assets for 2000, 1999, 1998, 1997, and 1996, respectively.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of capital stock outstanding throughout each period:

================================================================================

                                                                              Lebenthal Taxable
                                                                             Municipal Bond Fund
                                                   ------------------------------------------------------------------------
                                                                           Year Ended November 30,
                                                   ------------------------------------------------------------------------
                                                      2000             1999           1998           1997          1996
                                                   ----------      ----------      ----------     ----------     ----------
Per Share Operating Performance:
Net asset value, beginning of period .....         $     6.81      $     7.73      $     7.37     $     7.13     $     7.22
                                                   ----------      ----------      ----------     ----------     ----------
Income from investment operations:
Net investment income ....................               0.50            0.49            0.49           0.50           0.52
Net realized and unrealized gain (loss) on
   investments ...........................               0.30           (0.92)           0.36           0.24          (0.09)
                                                   ----------      ----------      ----------     ----------     ----------
Total from investment operations .........               0.80           (0.43)           0.85           0.74           0.43
                                                   ----------      ----------      ----------     ----------     ----------
Less distributions:
Dividends from net investment income .....              (0.50)          (0.49)          (0.49)         (0.50)         (0.52)
                                                   ----------      ----------      ----------     ----------     ----------
Total distributions ......................              (0.50)          (0.49)          (0.49)         (0.50)         (0.52)
                                                   ----------      ----------      ----------     ----------     ----------
Net asset value, end of period ...........         $     7.11      $     6.81      $     7.73     $     7.37     $     7.13
                                                   ==========      ==========      ==========     ==========     ==========
Total Return
   (without deduction of sales load) .....              12.20%          (5.77)%         11.85%         10.89%          6.35%
Ratios/Supplemental Data
Net assets, end of period (000) ..........         $   12,504      $   13,487      $   17,789     $   14,994     $   14,607
Ratio to average net assets:
   Expenses+ .............................               0.90%*          0.82%*          0.70%*         0.79%*         0.61%*
   Net investment income .................               7.25%           6.71%           6.45%          7.06%          7.34%
Portfolio turnover .......................              29.26%          21.12%          23.75%         34.52%         44.46%

+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.37%, 1.15%, 1.15%, 1.42%, and 1.63% for the years ended November 30, 2000, 1999, 1998,
      1997, and 1996, respectively.

*     Includes fees paid indirectly of 0.01% of average net assets.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies

Lebenthal Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company consisting of Lebenthal New York Municipal Bond Fund (the "New York Bond Fund"), Lebenthal New Jersey Municipal Bond Fund (the "New Jersey Bond Fund") and Lebenthal Taxable Municipal Bond Fund (the "Taxable Bond Fund") collectively, "The Funds". Effective December 3, 1997, the New York Bond Fund began to offer a second class of shares, Class B. Class B shares are sold without an initial sales charge but will have a higher expense ratio than Class A shares due to higher 12b-1 fees. The Company's financial statements are prepared in accordance with generally accepted accounting principles as follows:

      a) Valuation of Securities -

      Municipal obligations are stated on the basis of valuations provided by a pricing service approved by the Board of Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. If a pricing service is not used, municipal obligations will be valued at quoted prices provided by municipal bond dealers. Other securities for which transaction prices are readily available are stated at market value (determined on the basis of the last reported sales price, or a similar means). Short-term investments that will mature in sixty (60) days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value as determined in good faith by or under the direction of the Board of Directors.

      b) Federal Income Taxes -

      It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt and taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

      c) Dividends and Distributions -

      Dividends from net investment income are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Funds' fiscal year, as declared by the Funds' Board of Directors.

      d) General -

      Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. For the New York Bond Fund, investment income and realized and unrealized gains and losses are allocated to each class based upon the relative daily net assets of each class of share. Expenses that are directly attributable to a class are charged only to that class. Expenses not directly attributable to a specific class are allocated based upon the relative daily net assets of each class of shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

Summary of Accounting Policies (Continued)

      e) Fees Paid Indirectly -

      Funds leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expense, and reflect the amount of such credits as a reduction in total expenses, of $1,746, $838, and $911, for the New York Bond Fund, New Jersey Bond Fund, and Taxable Bond Fund, respectively.

      f) Estimates -

      The preparation of financial statements in conformity with generally accepted accounting principles requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

      g) Income Recognition -

      In December 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and will require investment companies to amortize premiums and discounts on fixed income securities. The Funds currently do not amortize premiums on fixed income securities. Upon adoption, the Funds will be required to record a cumulative effect adjustment to reflect the amortization of premiums. The adjustment will reduce net investment income and increase unrealized appreciation on securities and therefore will not impact total net assets. At this time, the Funds have not completed their analysis of the impact of this accounting change.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Management Contract the Funds pay a management fee to Lebenthal Asset Management, Inc. (its Manager), equal to 0.25% of each Fund's average daily net assets up to $50 million; 0.225% of such assets between $50 million and $100 million; and 0.20% of such assets in excess of $100 million. The Manager manages the portfolio of securities of each Fund and makes decisions with respect to the purchase and sale of investments. Although not required to do so, the Manager has voluntarily agreed to reimburse expenses for the New Jersey Bond Fund and the Taxable Bond Fund amounting to $51,409 and $26,727, respectively.

Lebenthal & Co., Inc. retained commissions of $76,562 from the sales of shares of the Company.

The Directors of the Company who are unaffiliated with the Manager or the Distributor are paid $2,000 per annum plus $500 per meeting attended.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

3. Distribution Plan

Pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Company and Lebenthal & Co., Inc. (the Distributor) have entered into a Distribution Agreement. For its services under the Distribution Agreement, the Distributor receives a fee equal to 0.25% of the Fund's average daily net assets for the New York Bond Fund - Class A shares, the New Jersey Bond Fund, and the Taxable Bond Fund, and, 1.00% for the New York Bond Fund - Class B shares. For the year ended November 30, 2000, the Distributor voluntarily waived fees of $21,609, $31,775 and $33,932 from the New Jersey Bond Fund, the Taxable Bond Fund, and the New York Bond Fund - Class B shares, respectively. There were no additional expenses borne by the Company pursuant to the Distribution Plan.

4. Capital Stock

At November 30, 2000, there were 26,666,666,667 shares of $0.001 par value stock authorized. Transactions in capital stock were as follows:

                                               Lebenthal New York Municipal Bond Fund--    Lebenthal New York Municipal Bond Fund--
                                                                 Class A                                     Class A
                                                                Year Ended                                 Year Ended
                                                            November 30, 2000                           November 30, 1999
                                               ----------------------------------------    ---------------------------------------
                                                  Shares                       Amount         Shares                     Amount
                                               ------------                ------------    ------------               ------------
Sold ..............................               1,130,672                $  8,715,805       1,710,476               $ 14,032,690
Issued as reinvestment of dividends                 746,110                   5,747,818         944,845                  7,762,044
Redeemed ..........................              (3,038,656)                (23,278,089)     (2,303,853)               (18,618,190)
                                               ------------                ------------    ------------               ------------
Net increase/(decrease) ...........              (1,161,874)               $ (8,814,466)        351,468               $  3,176,544
                                               ============                ============    ============               ============

                                               Lebenthal New York Municipal Bond Fund--    Lebenthal New York Municipal Bond Fund--
                                                                 Class B                                    Class B
                                                                Year Ended                                 Year Ended
                                                            November 30, 2000                           November 30, 1999
                                               ----------------------------------------    ---------------------------------------
                                                  Shares                       Amount         Shares                     Amount
                                               ------------                ------------    ------------               ------------
Sold ..............................                  80,739                $    620,018         204,461               $  1,651,979
Issued as reinvestment of dividends                  18,604                     143,498          16,355                    134,065
Redeemed ..........................                 (68,094)                   (528,902)        (37,315)                  (298,751)
                                               ------------                ------------    ------------               ------------
Net increase ......................                  31,249                $    234,614         183,501               $  1,487,293
                                               ============                ============    ============               ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

Capital Stock (Continued)

                                                Lebenthal New Jersey Municipal Bond Fund    Lebenthal New Jersey Municipal Bond Fund
                                                                 Year Ended                                Year Ended
                                                             November 30, 2000                          November 30, 1999
                                                ----------------------------------------    ---------------------------------------
                                                   Shares                       Amount         Shares                      Amount
                                                -----------                  -----------    -----------                 -----------
Sold .......................................        187,813                  $ 1,236,075        249,427                 $ 1,755,135
Issued as reinvestment of dividends ........         56,514                      370,054         56,103                     389,942
Redeemed ...................................       (247,507)                  (1,608,926)      (193,126)                 (1,338,854)
                                                -----------                  -----------    -----------                 -----------
Net increase/(decrease) ....................         (3,180)                 $    (2,797)       112,404                 $   806,223
                                                ===========                  ===========    ===========                 ===========

                                                 Lebenthal Taxable Municipal Bond Fund       Lebenthal Taxable Municipal Bond Fund
                                                                 Year Ended                                Year Ended
                                                             November 30, 2000                          November 30, 1999
                                                ----------------------------------------    ---------------------------------------
                                                   Shares                       Amount         Shares                      Amount
                                                -----------                  -----------    -----------                 -----------
Sold .......................................         89,876                  $   611,537        194,919                 $ 1,451,904
Issued as reinvestment of dividends ........         87,205                      597,075        102,506                     744,150
Redeemed ...................................       (396,313)                  (2,705,304)      (618,724)                 (4,479,706)
                                                -----------                  -----------    -----------                 -----------
Net decrease ...............................       (219,232)                 $(1,496,692)      (321,299)                $(2,283,652)
                                                ===========                  ===========    ===========                 ===========

5. Investment Transactions

Purchases of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term debt obligations and government securities having maturities of one year or less, were $86,025,131, $8,127,002, and $3,668,568, respectively. Sales of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term obligations, were $91,952,135, $7,565,297, and $5,423,113, respectively.

6. Federal Income Taxes

Tax basis capital losses which may be carried forward to offset future capital gains through November 30, 2008 amounted to $4,000,443 ($1,365,181 and $2,635,262 expiring November 30, 2007 and November 30, 2008, respectively), $590,184 ($213,105, $14,767, $179,731 and $182,581 expiring November 30, 2001,
November 30, 2004, November 30, 2007 and November 30, 2008, respectively) and $484,529 ($88,182, $223,001, $72,568, $100,778 expiring November 30, 2003,
November 30, 2004, November 30, 2007 and November 30, 2008, respectively) for the New York Bond Fund, the New Jersey Bond Fund and the Taxable Bond Fund, respectively.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

7. Concentration of Credit Risk

The New York Bond Fund invests primarily in obligations of political subdivisions of the state of New York and the New Jersey Bond Fund invests primarily in obligations of political subdivisions of the state of New Jersey and accordingly these funds are subject to the risk associated with the non-performance of such issuers. Each Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of financial institutions issuing letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

To the Shareholders and Board of Directors of the Lebenthal Funds, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds constituting Lebenthal Funds, Inc. (hereafter referred to as the "Funds") at November 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights for the year ended November 30, 1996 for the Funds were audited by other auditors, whose report, dated January 10, 1997, expressed an unqualified opinion on those statements. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


                                                      PricewaterhouseCoopers LLP

New York, New York
January 11, 2001

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------

Lebenthal Funds, Inc.

     120 Broadway
     New York, New York 10271
     (212) 425-6116

Distributor and
    Shareholder Servicing Agent

     Lebenthal & Co., Inc.
     120 Broadway
     New York, New York 10271

                               [GRAPHIC OMITTED]

                        --------------------------------
                                   LEBENTHAL

                        120 Broadway, New York, NY 10271
                                 (212) 425-6116
                          Outside of NYC 1-800-221-5822
                        --------------------------------